Annual Fund Operating Expenses	Nov. 14, 2025
Class A Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A Shares | Government Obligations Fund | Government Obligations Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.75%	[1]
Class A Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.75%	[2]
Class A Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	0.75%	[3]
Class A Shares | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.75%	[4]
Class A Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class A Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.75%	[5]
Class D Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class D Shares | Government Obligations Fund | Government Obligations Fund - Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	0.60%	[6]
Class D Shares | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class D Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	0.60%	[7]
Class D Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class D Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[8]
Net Expenses (as a percentage of Assets)	0.60%	[8]
Class P Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class P Shares | Government Obligations Fund | Government Obligations Fund - Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.02%)	[9]
Net Expenses (as a percentage of Assets)	0.18%	[9]
Class P Shares | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class P Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	0.18%	[10]
Class T Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class T Shares | Government Obligations Fund | Government Obligations Fund - Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%	[11]
Net Expenses (as a percentage of Assets)	0.40%	[11]
Class T Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class T Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.01%)	[12]
Net Expenses (as a percentage of Assets)	0.40%	[12]
Class T Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class T Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.11%)	[13]
Net Expenses (as a percentage of Assets)	0.40%	[13]
Class T Shares | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class T Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	0.40%	[14]
Class T Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class T Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.01%)	[15]
Net Expenses (as a percentage of Assets)	0.40%	[15]
Class T Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class T Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.04%)	[16]
Net Expenses (as a percentage of Assets)	0.40%	[16]
Class U Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class U Shares | Government Obligations Fund | Government Obligations Fund - Class U
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.08%)	[17]
Net Expenses (as a percentage of Assets)	0.12%	[17]
Class V Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class V Shares | Government Obligations Fund | Government Obligations Fund - Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.00%	[18]
Net Expenses (as a percentage of Assets)	0.30%	[18]
Class V Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class V Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.01%)	[19]
Net Expenses (as a percentage of Assets)	0.30%	[19]
Class V Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class V Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.11%)	[20]
Net Expenses (as a percentage of Assets)	0.30%	[20]
Class V Shares | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class V Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	0.00%	[21]
Net Expenses (as a percentage of Assets)	0.30%	[21]
Class V Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class V Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	0.30%	[22]
Class V Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class V Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.04%)	[23]
Net Expenses (as a percentage of Assets)	0.30%	[23]
Class X Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class X Shares | Government Obligations Fund | Government Obligations Fund - Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.06%)	[24]
Net Expenses (as a percentage of Assets)	0.14%	[24]
Class X Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class X Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.08%)	[25]
Net Expenses (as a percentage of Assets)	0.14%	[25]
Class X Shares | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class X Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.05%)	[26]
Net Expenses (as a percentage of Assets)	0.14%	[26]
Class X Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class X Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.05%)	[27]
Net Expenses (as a percentage of Assets)	0.16%	[27]
Class Y Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Y Shares | Government Obligations Fund | Government Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[28]
Net Expenses (as a percentage of Assets)	0.45%	[28]
Class Y Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Y Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.01%)	[29]
Net Expenses (as a percentage of Assets)	0.45%	[29]
Class Y Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Y Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.11%)	[30]
Net Expenses (as a percentage of Assets)	0.45%	[30]
Class Y Shares | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Y Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[31]
Net Expenses (as a percentage of Assets)	0.45%	[31]
Class Y Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Y Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[32]
Net Expenses (as a percentage of Assets)	0.45%	[32]
Class Y Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Y Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.04%)	[33]
Net Expenses (as a percentage of Assets)	0.45%	[33]
Class Z Shares | Government Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Z Shares | Government Obligations Fund | Government Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.02%)	[34]
Net Expenses (as a percentage of Assets)	0.18%	[34]
Class Z Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Z Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.01%)	[35]
Net Expenses (as a percentage of Assets)	0.20%	[35]
Class Z Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Z Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.11%)	[36]
Net Expenses (as a percentage of Assets)	0.20%	[36]
Class Z Shares | Treasury Obligations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Z Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[37]
Net Expenses (as a percentage of Assets)	0.18%	[37]
Class Z Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class Z Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	0.00%	[38]
Net Expenses (as a percentage of Assets)	0.20%	[38]
Class Z Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.04%)	[39]
Net Expenses (as a percentage of Assets)	0.20%	[39]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026

[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[6]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[7]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[8]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[9]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[10]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[11]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[12]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[13]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[14]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[15]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[16]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[17]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that the total annual fund operating expenses, after waivers, do not exceed 0.12%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[18]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[19]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[20]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[21]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[22]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[23]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[24]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[25]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[26]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[27]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.16%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[28]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[29]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[30]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[31]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[32]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[33]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[34]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[35]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[36]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[37]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[38]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[39]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.